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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                  FORM 24F-2

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                       Annual Notice of Securities sold
                            Pursuant to rule 24f-2

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 1.     Name and address of issuer:   Thrivent Mutual Funds
                                      625 Fourth Avenue South
                                      Minneapolis, MN 55415

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 2.     Name of each series or class of securities for which this
        Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]

        Thrivent Growth and Income Plus Fund
        Thrivent Diversified Income Plus Fund
        Thrivent Natural Resources Fund

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 3.     Investment Company Act File Number:  811-5075

        Securities Act File Number:  33-12911

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 4(a).  Last day of fiscal year for which this notice is
        filed:  12/31/2015

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 4(b).  [_]        Check box if this Form is being filed late (i.e. more
                   than 90 days after the end of the issuer's fiscal
                   year). (See instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c).  [_]        Check box if this is the last time the issuer will be
                   filing this Form.

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 5.    Calculation of registration fee:

       (i)     Aggregate sale price of
               securities sold during the
               fiscal year pursuant to
               Rule 24f-2 (from Item 10):                        $182,925,371

       (ii)    Aggregate price of
               securities redeemed or
               repurchased during the
               fiscal year:                     $220,132,174

       (iii)   Aggregate price of
               securities redeemed or
               repurchased during any
               prior fiscal year ending no
               earlier than October 11,
               1995, that were not
               previously used to reduce
               registration fees payable
               to the Commission:               $0

       (iv)    Total available redemption
               credits [add Items 5(ii)
               and 5(iii)]:                                      $220,132,174

       (v)     Net sales - if Item 5(i) is
               greater than Item 5(iv)
               [subtract Item 5(iv) from
               Item 5(i)]:                                       $0

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       (vi)    Redemption credits
               available for use in future
               years - if Item 5(i) is
               less than Item 5(iv)
               [subtract Item 5(iv) from
               Item 5(i)]:                      $37,206,803
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       (vii)   Multiplier for determining
               registration fee
               (See Instruction C.9):                        X   .00010070

       (viii)  Registration fee due
               [multiply Item 5(v) by
               Item 5(vii)] enter "0" if
               no fee is due):                               =   $0


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 6.    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: __________.

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 7.    Interest due - if this Form is
       being filed more than 90 days after
       the end of the issuer's
       fiscal year (see Instruction D):                      +   $0

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 8.    Total of the amount of registration fee due plus any
       interest due [line 5(viii) plus line 7]               =   $0

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 9.    Date the registration fee and any interest payment
       was sent to the Commission's lockbox depository:          N/A

       CIK number designated to receive
       payment:                                                  N/A

       Method of Delivery:

                     [_] Wire Transfer
                     [_] Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title*)  /s/ Michael W. Kremenak
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                           Michael W. Kremenak
                           Secretary and Chief Legal Officer
                           Thrivent Mutual Funds
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Date:    March 10, 2016
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* Please print the name and title of the signing officer below the signature.

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